Share-Based Compensation - Equity settled share based payment arrangements (Detail)	3 Months Ended				12 Months Ended
	Mar. 31, 2022 shares anniversary $ / shares	Mar. 31, 2022 anniversary $ / shares $ / shares	Mar. 31, 2022 anniversary $ / shares	Mar. 31, 2022 anniversary $ / shares	Dec. 31, 2021 shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 anniversary shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares anniversary $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 anniversary
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Options outstanding, beginning of period, Number of options	4,456,444			4,456,444	4,057,142			4,057,142	3,565,521
Granted, Number of options					654,847			654,847	839,478
Exercised, Number of options				(2,120)	0				0
Forfeited, Number of options				(27,286)	(24,267)			(24,267)	(121,547)
Expired, Number of options					(231,278)			(231,278)	(226,310)
Options outstanding, end of period, Number of options				4,427,038	4,456,444			4,456,444	4,057,142			4,057,142
Options exercisable, end of period, Number of options	2,415,824	2,415,824	2,415,824	2,415,824	2,445,230	2,445,230	2,445,230	2,445,230	1,810,577	1,810,577	1,810,577	1,810,577			2,445,230
Options outstanding, beginning of period, Weighted average exercise price | (per share)		$ 11.66	$ 11.66			$ 12.78	$ 12.78				$ 14.67
Granted, Weighted average exercise price | (per share)						7.85	7.85				5.51
Exercised, Weighted average exercise price			5.51
Forfeited, Weighted average exercise price | (per share)			13.51			9.25	9.25				15.2
Expired, Weighted average exercise price | (per share)						20.75	20.75				14.33
Options outstanding, end of period, Weighted average exercise price | (per share)			11.65			$ 11.66	$ 11.66			$ 12.78	12.78
Options exercisable, end of period, Weighted average exercise price | (per share)	$ 13.63	$ 13.63	$ 13.63	$ 13.63					$ 14.73	$ 14.73	$ 14.73	$ 14.73	$ 13.62	$ 13.62